SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nonvested Restricted Stock Units Activity [Line Items]
Weighted average grant-date fair value, Granted	$ 1.35		$ 1.10
Restricted Stock [Member]
Nonvested Restricted Stock Units Activity [Line Items]
Shares, Restricted, Opening	22,986	49,305	146,580
Shares, Granted	310,000	0	75,000
Shares, Vested	(176,317)	(22,986)	(123,861)
Shares, Forfeited	0	(3,333)	(48,414)
Shares, Restricted, Ending	156,669	22,986	49,305
Weighted average grant-date fair value, Restricted, Opening	$ 0.72	$ 0.72	$ 0.72
Weighted average grant-date fair value, Granted	$ 1.35	$ 0	$ 1.10
Weighted average grant-date fair value, Vested	$ 0.53	$ 0.72	$ 0.95
Weighted average grant-date fair value, Forfeited	$ 0	$ 0.70	$ 0.72
Weighted average grant-date fair value, Restricted, Ending	$ 2.18	$ 0.72	$ 0.72